Intangible assets and property, plant and equipments (Details) € in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)
Detailed information about intangible assets and property plant and equipment.
Goodwill.	$ 982,000,000		$ 999,000,000
Right-of-use assets.	403,000,000		$ 412,000,000
Depreciation expense	149,000,000	$ 128,000,000
Depreciation, right-of-use assets	$ 43,000,000	$ 32,000,000
NOMOQ AG
Detailed information about intangible assets and property plant and equipment.
Initial consideration | €					€ 15
Net cash acquired.				$ 15,000,000